UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   August 11, 2005


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 80


Form 13F Information Table Value Total: $100,877





List of Other Included Managers:


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      429     8750 SH       SOLE                     8300               450
Altria Group                   COM              02209S103     2179    33699 SH       SOLE                    31124              2575
American Int'l Group           COM              026874107     1872    32216 SH       SOLE                    27891              4325
Anheuser-Busch                 COM              035229103     2802    61235 SH       SOLE                    50385             10850
Arrow International            COM              042764100      431    13500 SH       SOLE                     9800              3700
Berkshire Hathaway A           COM              084670108     3757       45 SH       SOLE                       29                16
Berkshire Hathaway B           COM              084670207     6202     2228 SH       SOLE                     1963               265
Block (H&R)                    COM              093671105     1767    30275 SH       SOLE                    29725               550
Brown Forman B                 COM              115637209      260     4300 SH       SOLE                     2300              2000
Burlington Resources           COM              122014103     1163    21050 SH       SOLE                    20500               550
Cablevision Systems            COM              12686C109     1514    47020 SH       SOLE                    36304             10716
Carpenter Technology           COM              144285103      233     4500 SH       SOLE                     4500
Citigroup, Inc.                COM              172967101     2478    53603 SH       SOLE                    44644              8959
Coca-Cola Co.                  COM              191216100     1469    35175 SH       SOLE                    29975              5200
Comcast A SPCL                 COM              20030N200     2009    67095 SH       SOLE                    58245              8850
Comcast Corp. A                COM              20030N101      274     8937 SH       SOLE                     8937
Costco Wholesale               COM              22160K105     1237    27650 SH       SOLE                    24950              2700
Diageo PLC ADR                 COM              25243Q205      816    13765 SH       SOLE                    12965               800
Dover Corp.                    COM              260003108     2477    68100 SH       SOLE                    57300             10800
Dress Barn                     COM              261570105      434    19200 SH       SOLE                    19200
Dupont (E.I.)                  COM              263534109      258     6000 SH       SOLE                     2400              3600
Ethan Allen                    COM              297602104      642    19150 SH       SOLE                    16675              2475
Exxon Corp                     COM              30231G102     2136    37165 SH       SOLE                    24405             12760
Freddie Mac                    COM              313400301     1016    15575 SH       SOLE                    11700              3875
Fulton Financial               COM              360271100     1325    73598 SH       SOLE                    65516              8082
Gannett Co.                    COM              364730101      848    11928 SH       SOLE                     9928              2000
General Electric               COM              369604103      745    21495 SH       SOLE                    19895              1600
Genuine Parts                  COM              372460105      402     9775 SH       SOLE                     8375              1400
Harley Davidson                COM              412822108      681    13725 SH       SOLE                    13100               625
Hasbro, Inc.                   COM              418056107      531    25525 SH       SOLE                    12325             13200
Hershey Company                COM              427866108      441     7105 SH       SOLE                     3855              3250
Hillenbrand Ind.               COM              431573104      543    10750 SH       SOLE                     9550              1200
IAC/InterActive Corp           COM              45840Q101      668    27800 SH       SOLE                    24550              3250
Interpublic Group              COM              460690100      478    39250 SH       SOLE                    36250              3000
J & J Snack Foods              COM              466032109      301     5750 SH       SOLE                     5750
Johnson & Johnson              COM              478160104     1916    29470 SH       SOLE                    24470              5000
Laboratory Corp                COM              50540R409      640    12825 SH       SOLE                    12125               700
Liberty Global                 COM              530555101      732    15703 SH       SOLE                    11705              3998
Liberty Media Corp.            COM              530718105     2949   289362 SH       SOLE                   222476             66886
Lockheed Martin                COM              539830109      331     5100 SH       SOLE                     4800               300
Loews Corp.                    COM              540424108      687     8870 SH       SOLE                     5870              3000
Manpower, Inc.                 COM              56418H100      430    10800 SH       SOLE                     8600              2200
Marathon Oil                   COM              565849106      619    11600 SH       SOLE                    11600
Martin Marietta Matrls.        COM              573284106     2421    35025 SH       SOLE                    26775              8250
McKesson Corp.                 COM              58155Q103     1587    35425 SH       SOLE                    31925              3500
Medical Services Intl          COM              58463C101        2  1000000 SH       SOLE                  1000000
Mile Marker Int'l              COM              599214202       93    23000 SH       SOLE                    23000
Mohawk Industries              COM              608190104     2621    31775 SH       SOLE                    26850              4925
Montpelier Re Holdings         COM              G62185106      893    25825 SH       SOLE                    22900              2925
Nat'l Penn Bancshares          COM              637138108      414    16577 SH       SOLE                    15200              1377
Nestle Reg ADR                 COM              641069406     3013    47070 SH       SOLE                    38920              8150
Newell Rubbermaid              COM              651229106      367    15400 SH       SOLE                    13900              1500
PepsiCo, Inc.                  COM              713448108      394     7300 SH       SOLE                     7300
Pfizer, Inc.                   COM              717081103     2476    89789 SH       SOLE                    64339             25450
Procter & Gamble               COM              742718109      272     5150 SH       SOLE                     5150
Progressive Corp.              COM              743315103     7793    78865 SH       SOLE                    59740             19125
Respironics Inc.               COM              761230101      289     8000 SH       SOLE                     8000
Risk, George Ind.              COM              767720204      175    32400 SH       SOLE                    32400
Schering Plough                COM              806605101      232    12150 SH       SOLE                    10750              1400
Scripps (E.W.) Co.             COM              811054204     1568    32140 SH       SOLE                    28790              3350
Sovereign Bancorp              COM              845905108     1210    54174 SH       SOLE                    54174
T J X Companies                COM              872540109     4048   166225 SH       SOLE                   138525             27700
Tel.& Data Sys Special         COM              879433860      323     8425 SH       SOLE                     8125               300
Teledyne Technologies          COM              879360105      204     6250 SH       SOLE                     6250
Telephone & Data Sys.          COM              879433100      344     8425 SH       SOLE                     8125               300
Thor Industries                COM              885160101      781    24850 SH       SOLE                    20850              4000
Tiffany & Company              COM              886547108     2317    70740 SH       SOLE                    64290              6450
Time Warner                    COM              887317105      560    33532 SH       SOLE                    31532              2000
Transatlantic Holdings         COM              893521104      354     6342 SH       SOLE                     6092               250
Tyco International             COM              902124106     1077    36900 SH       SOLE                    28050              8850
United Health Group            COM              91324P102      209     4000 SH       SOLE                     2400              1600
Unitrin, Inc.                  COM              913275103      768    15650 SH       SOLE                     9650              6000
Verizon Communications         COM              92343V104      939    27178 SH       SOLE                    24259              2919
Viacom Inc. Class B            COM              925524308      392    12242 SH       SOLE                    10817              1425
Wachovia Corp.                 COM              929903102     1551    31270 SH       SOLE                    31270
Washington Post Cl B           COM              939640108     3039     3639 SH       SOLE                     2985               654
Waste Management               COM              94106L109     1271    44850 SH       SOLE                    35550              9300
Watts Water Tech.              COM              942749102      201     6000 SH       SOLE                     6000
Wells Fargo                    COM              949746101     1359    22069 SH       SOLE                    16200              5869
Whirlpool Corp.                COM              963320106     2200    31385 SH       SOLE                    25835              5550
